Offerings - Offering: 1	Nov. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	317,820
Proposed Maximum Offering Price per Unit	1.67
Maximum Aggregate Offering Price	$ 530,760.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 73.30
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.0001 per share (“common stock”), as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Represents 317,820 additional shares of common stock available for issuance under the Firefly Neuroscience, Inc. 2024 Long-Term Incentive Plan, as amended.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and 457(h) under the Securities Act based upon the average of the high and low sale prices of the common stock on November 13, 2025, as reported on the Nasdaq Capital Market.